JPMorgan Sustainable Municipal Income ETF
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
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prospective investors in the Fund unless preceded or accompanied by a
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the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2025.

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 92.5% (a)
Alabama — 0.3%
Baldwin County Industrial Development Authority, Novelis Corp., Project Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	1,000,000	1,022,190
Arizona — 1.2%
Arizona Industrial Development Authority, KIPP NYC Public Charter Schools Jerome Facility Project Series 2021B, Rev., 4.00%, 7/1/2041	1,000,000	920,291
City of Lake Havasu City Wastewater System, Senior Lien, GO, 5.00%, 7/1/2033	1,100,000	1,276,541
Maricopa County Industrial Development Authority, Arizona Autism Charter School Project Series 2021A, Rev., 4.00%, 7/1/2041 (b)	1,100,000	957,764
Maricopa County Union High School District No. 216 Agua Fria, Project of 2023 and 2024
GO, 5.00%, 7/1/2033	450,000	521,886
GO, 5.00%, 7/1/2034	275,000	322,073
Total Arizona		3,998,555
California — 8.5%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (c)	1,090,000	1,144,717
Series 2024A, Rev., 5.00%, 4/1/2032 (c)	2,000,000	2,141,411
Series 2024D, Rev., 5.00%, 9/1/2032 (c)	2,065,000	2,251,942
Series 2025F, Rev., 5.00%, 11/1/2033	2,000,000	2,190,444
Series 2025E, Rev., 5.00%, 5/1/2035 (c)	2,850,000	3,125,132
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Series 2021A, Rev., 4.00%, 8/15/2048	1,000,000	925,785
California Health Facilities Financing Authority, Sutter Health Series 2018A, Rev., 4.00%, 11/15/2042	1,000,000	975,637
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025 B, Rev., 12.00%, 11/2/2026 ‡ (c)	1,445,000	1,156,000
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029	2,000,000	2,017,812
California Infrastructure and Economic Development Bank, Segerstrom Center for the Arts Series 2024, Rev., 5.00%, 1/1/2032	1,000,000	1,130,879
California Municipal Finance Authority, Class 1, Rev., 4.33%, 11/20/2040 (c)	999,368	1,001,830
California Municipal Finance Authority, Humangood California Obligated Group Series 2025A, Rev., 5.00%, 10/1/2042	1,000,000	1,035,306
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project
Rev., AMT, 5.00%, 7/1/2036 (b)	250,000	269,815
Rev., AMT, 5.00%, 7/1/2037 (b)	1,100,000	1,181,322
California Public Finance Authority, Senior Living The James Series 2024A, Rev., 6.50%, 6/1/2054 (b)	500,000	490,214
California School Finance Authority, Green Dot Public School Project Series 2022A, Rev., 5.00%, 8/1/2032 (b)	275,000	288,947
California School Finance Authority, Kipp SoCal Public Schools Series 2019A, Rev., 5.00%, 7/1/2039 (b)	500,000	515,195
California Statewide Communities Development Authority, Loma Linda University Medical Center Series 2016A, Rev., 5.25%, 12/1/2056 (b)	2,000,000	2,000,095
Foothill-De Anza Community College District, GO, 4.00%, 8/1/2040	1,245,000	1,245,116
Los Angeles Department of Water and Power Water System Series 2018B, Rev., 5.00%, 7/1/2029	1,000,000	1,056,196
Los Angeles Department of Water and Power, Water System Series 2017A, Rev., 4.00%, 7/1/2047	1,000,000	951,888
San Joaquin Valley Clean Energy Authority Series 2025A, Rev., 5.50%, 7/1/2035 (c)	1,000,000	1,139,759
Total California		28,235,442
Colorado — 3.7%
Board of Governors of Colorado State University System Series 2017C, Rev., 5.00%, 3/1/2043	1,000,000	1,025,047
Colorado Health Facilities Authority
Series 2025A, Rev., 5.00%, 5/15/2038	415,000	438,451
Series 2025A, Rev., 5.00%, 5/15/2039	400,000	419,606
Series 2025A, Rev., 5.00%, 5/15/2040	365,000	379,617

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Colorado Health Facilities Authority, Adventist Health System
Series 2024A-1, Rev., 5.00%, 11/15/2029 (c)	1,000,000	1,073,988
Series 2019A, Rev., 4.00%, 11/15/2043	2,050,000	1,926,325
Colorado Health Facilities Authority, CommonSpirit Health Series 2025A, Rev., 5.00%, 9/1/2032	1,000,000	1,110,547
Colorado Health Facilities Authority, Covenant Living Communities and Services
Series 2025A, Rev., 5.00%, 12/1/2026	745,000	755,490
Series 2025A, Rev., 5.00%, 12/1/2027	800,000	822,511
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	2,030,000	2,161,367
Dominion Water and Sanitation District
Rev., 5.00%, 12/1/2027	579,000	581,232
Rev., 5.25%, 12/1/2032	500,000	514,265
Fort Collins-Loveland Water District, Rev., 5.00%, 12/1/2038	1,000,000	1,151,274
Total Colorado		12,359,720
District of Columbia — 3.2%
District of Columbia Water and Sewer Authority, Subordinate Lien Series 2025A, Rev., 5.00%, 10/1/2043	2,000,000	2,164,482
District of Columbia, Georgetown University Issue Series 2025A, Rev., 5.00%, 4/3/2035 (c)	4,250,000	4,804,108
Washington Metropolitan Area Transit Authority Dedicated Series 2024A, Rev., 4.38%, 7/15/2056	1,555,000	1,506,603
Washington Metropolitan Area Transit Authority Dedicated, Second Lien Series 2025A, Rev., 5.25%, 7/15/2055	2,000,000	2,113,692
Total District of Columbia		10,588,885
Florida — 7.7%
City of South Miami Health Facilities Authority, Inc., Baptist Health South Series 2025B, Rev., 5.00%, 8/15/2030 (c)	1,000,000	1,083,547
City of West Palm Beach Utility System Series 2017A, Rev., 5.00%, 10/1/2042	1,000,000	1,019,445
County of Miami-Dade Water and Sewer System Series 2025B, Rev., 4.00%, 10/1/2042 (d)	1,000,000	995,371
County of Miami-Dade, Transit System Series 2022, Rev., 5.00%, 7/1/2049	1,000,000	1,036,169
County of Okaloosa Water and Sewer, Rev., 5.00%, 7/1/2033	2,020,000	2,333,087
County of Seminole Water and Sewer Series 2025A, Rev., 5.00%, 10/1/2036	1,000,000	1,186,022
Florida Atlantic University Finance Corp., Student Housing Project Series 2024, Rev., 5.00%, 7/1/2049	1,000,000	1,050,398
Florida Development Finance Corp., Brightline Florida Passenger Rail Project, Rev., AMT, 5.50%, 7/1/2053	1,250,000	1,037,500
Florida Development Finance Corp., Central Charter School Project Series 2022, Rev., 5.63%, 8/15/2042 (b)	1,515,000	1,444,655
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000,000	1,014,075
Florida Housing Finance Corp., Homeowner Mortgage Series 2025 5, Rev., GNMA / FNMA / FHLMC, 6.25%, 7/1/2056	1,750,000	1,956,455
Florida Local Government Finance Commission, Bridgeprep Academy Project Series 2025A, Rev., 6.00%, 6/15/2045 (b)	1,000,000	1,024,138
Hillsborough County Housing Finance Authority, Multi- Family Tampa 47th Street Apartments Series 2025A, Rev., FNMA COLL, 5.00%, 12/1/2042	1,000,000	1,052,469
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 2.85%, 12/1/2025 (c)	675,000	675,000
Lee County Industrial Development Authority Series 2019A-1, Rev., 5.00%, 4/1/2036	1,235,000	1,294,417
Miami-Dade County Educational Facilities Authority Series 2024A, Rev., 5.00%, 4/1/2037	1,000,000	1,135,599
Middleton Community Development District A, City of Wildwood, Florida Special Assessment, 5.85%, 5/1/2037	500,000	535,672
Palm Beach County Health Facilities Authority, Jupiter Medical Center, Rev., 5.25%, 11/1/2055	1,000,000	1,021,654
Peace River Manasota Regional Water Supply Authority, Utility System Series 2025A, Rev., 5.25%, 10/1/2045	3,500,000	3,799,301
Seminole County Industrial Development Authority, Legacy Pointe at UCF Project Series 2019A, Rev., 5.75%, 11/15/2054	500,000	471,882
Village Community Development District No. 15, 4.25%, 5/1/2028 (b)	220,000	222,341
Total Florida		25,389,197

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — 2.6%
Brookhaven Development Authority, Children's Healthcare of Atlan Series 2019A, Rev., 4.00%, 7/1/2049	2,000,000	1,822,290
Douglasville-Douglas County Water and Sewer Authority, Rev., 5.00%, 6/1/2041	2,000,000	2,225,074
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2028 (c)	2,050,000	2,090,632
Series 2024E, Rev., 5.00%, 12/1/2032 (c)	1,000,000	1,078,921
Roswell Development Authority, Wellsatar Healthcare, Inc. Series 2025A, Rev., VRDO, LOC : Truist Bank, 2.90%, 12/1/2025 (c)	1,250,000	1,250,000
Total Georgia		8,466,917
Hawaii — 0.6%
City and County Honolulu Wastewater System Series 2025B, Rev., 5.25%, 7/1/2046	1,700,000	1,864,747
Idaho — 0.3%
Idaho Health Facilities Authority, St. Luke's Health System Project Series 2025B, Rev., 5.00%, 3/1/2032 (c)	1,000,000	1,091,095
Illinois — 3.0%
Chicago Board of Education Series 2016A, GO, 7.00%, 12/1/2025	1,525,000	1,525,000
Chicago Transit Authority Sales Tax Receipts Fund Series 2024A, Rev., 5.00%, 12/1/2049	1,000,000	1,030,647
City of Aurora, Single Family Mortgage
Series 2007B, Rev., GNMA / FNMA / FHLMC, 5.45%, 12/1/2039	32,561	32,947
Series 2007A, Rev., AMT, GNMA / FNMA / FHLMC, 5.50%, 12/1/2039	37,090	37,565
City of Chicago, Waterworks, Second Lien Series 2023B, Rev., A.G., 5.00%, 11/1/2038	1,250,000	1,351,470
City of Chicago, Waterworks, Second Lien
Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	840,000	903,537
Series 2023B, Rev., A.G., 5.00%, 11/1/2035	500,000	550,814
Illinois Finance Authority, Lake Forest College Series 2022A, Rev., 5.50%, 10/1/2039	380,000	401,425
Illinois Finance Authority, Northwestern Memorial Healthcare Series 2021B, Rev., VRDO, LIQ : Royal Bank of Canada, 2.80%, 12/1/2025 (c)	845,000	845,000
Illinois Finance Authority, University of Chicago Series 2024A, Rev., 5.00%, 4/1/2032	1,125,000	1,269,823
Illinois Housing Development Authority
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	920,000	994,383
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	1,000,000	1,128,104
Total Illinois		10,070,715
Indiana — 1.0%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	500,000	431,111
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 4.75%, 11/1/2030 (b)	415,000	400,494
Indiana Finance Authority, CWA Authority Project Series 2021-1, Rev., 5.00%, 10/1/2034	1,000,000	1,115,337
IPS Multi-School Building Corp., Ad Valorem Property Tax First Mortgage Series 2024, Rev., 5.00%, 1/15/2026	1,350,000	1,353,897
Total Indiana		3,300,839
Iowa — 0.6%
Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project
Rev., 5.00%, 9/1/2028	195,000	192,106
Rev., 5.00%, 9/1/2030	110,000	107,502
Rev., 5.00%, 9/1/2031	105,000	102,135
Rev., 5.00%, 9/1/2036	445,000	413,122
Iowa Student Loan Liquidity Corp., Student Loan Series 2015A, Rev., AMT, 5.00%, 12/1/2025	1,000,000	1,000,000
Total Iowa		1,814,865

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kentucky — 0.6%
Kentucky Public Energy Authority, Gas Supply
Series 2024A, Rev., 5.00%, 7/1/2030 (c)	1,000,000	1,061,665
Series 2025B, Rev., 5.00%, 12/1/2033	1,000,000	1,045,975
Total Kentucky		2,107,640
Louisiana — 1.2%
Louisiana Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.00%, 6/1/2055	1,000,000	1,096,651
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2036 (b)	385,000	366,962
Series 2021A, Rev., 5.00%, 6/1/2042 (b)	440,000	390,194
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Series 2025A, Rev., 5.25%, 5/15/2055	1,000,000	1,048,460
Series 2025A, Rev., 5.50%, 5/15/2055	1,000,000	1,065,865
Total Louisiana		3,968,132
Maryland — 0.4%
Washington Suburban Sanitary Commission, Maryland Montgomery and Prince George's Counties Maryland Consolidated Public Improvement Series 2024, Rev., GTD, 4.00%, 6/1/2044	1,225,000	1,224,732
Massachusetts — 1.3%
Massachusetts Development Finance Agency, Amherst College Issue Series 2025A, Rev., 5.00%, 11/1/2035 (c)	1,000,000	1,179,212
Massachusetts Development Finance Agency, Lasell Village, Inc. Issue, Rev., 5.00%, 7/1/2029	1,000,000	1,050,530
Massachusetts Development Finance Agency, PRG Medford Properties, Inc. Issue Tufts University Student Housing Program, Rev., 5.00%, 6/1/2040	1,000,000	1,094,877
Massachusetts Water Resources Authority, Green Bond Series 2016C, Rev., 4.00%, 8/1/2040	1,000,000	1,000,989
Total Massachusetts		4,325,608
Michigan — 3.5%
City of Detroit, Unlimited Tax
Series 2021A, GO, 5.00%, 4/1/2033	770,000	834,045
Series 2023A, GO, 6.00%, 5/1/2039	2,000,000	2,283,138
Great Lakes Water Authority Sewage Disposal System, Second Lien Series 2025C, Rev., 5.25%, 7/1/2045	1,790,000	1,958,754
Michigan Finance Authority, Public Lighting Authority Refunding Local Project Series 2025A, Rev., 5.00%, 7/1/2032	1,000,000	1,125,131
Michigan Finance Authority, Trinity Health Credit Group Series 2013MI-4, Rev., 4.00%, 12/1/2038	1,000,000	1,011,073
Michigan State Hospital Finance Authority, Corewell Health Series 2025B-2, Rev., 5.00%, 6/1/2035 (c)	1,000,000	1,133,502
Michigan State Housing Development Authority Series 2025 C, Rev., 6.00%, 6/1/2056	2,000,000	2,217,674
Michigan State University Series 2025A, Rev., 5.00%, 2/15/2055	1,000,000	1,057,319
Total Michigan		11,620,636
Minnesota — 0.9%
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041	80,000	79,999
Minnesota Housing Finance Agency Series 2022M, Rev., GNMA / FNMA / FHLMC COLL, 6.00%, 1/1/2053	965,000	1,021,931
Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation, Rev., 5.25%, 8/1/2026	825,000	826,529
Minnesota Housing Finance Agency, Residential Housing Series 2024O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	980,000	1,093,535
Total Minnesota		3,021,994
Mississippi — 0.3%
Jackson State University Educational Building Corp. Series 2021A, Rev., 1.40%, 3/1/2034	1,000,000	863,200

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — 1.3%
Health and Educational Facilities Authority of the State of Missouri, Coxhealth Obligated Group Series 2025A, Rev., 5.00%, 11/15/2035	1,000,000	1,137,917
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	910,000	991,679
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2015B, Rev., 5.00%, 7/1/2026	2,000,000	2,002,200
Total Missouri		4,131,796
Nebraska — 0.3%
Nebraska Investment Finance Authority, Single Family Housing Series 2024G, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	990,000	1,098,706
New Hampshire — 0.9%
City of Manchester, School Facilities, Rev., NATL - RE, 5.50%, 6/1/2027	900,000	939,151
New Hampshire Business Finance Authority Series 2025-1, Class A-1, Rev., 4.09%, 1/20/2041 (c)	994,233	986,294
New Hampshire Business Finance Authority, Winston Salem Sustainable Energy Partners Series 2025A, Rev., 5.50%, 6/1/2050	1,000,000	1,054,644
Total New Hampshire		2,980,089
New Jersey — 0.2%
Camden County Improvement Authority (The), Camden Prep High School Project, Rev., 5.00%, 7/15/2042 (b)	590,000	596,378
New Mexico — 0.9%
New Mexico Mortgage Finance Authority, Mountain View II & III Apartments Project, Rev., 2.97%, 3/1/2026 (c)	1,000,000	999,161
New Mexico Mortgage Finance Authority, Multi Family Santee Apartments and Sangre De Cristo Project, Rev., 3.28%, 3/1/2026 (c) (d)	1,080,000	1,080,004
New Mexico Mortgage Finance Authority, Santee Apartments and Sangre De Cristo Project, Rev., VRDO, 3.73%, 12/1/2025 (c)	1,000,000	1,000,000
Total New Mexico		3,079,165
New York — 11.9%
Albany Capital Resource Corp., Medical Center Hospital Series 2025A, Rev., 5.25%, 5/1/2050	1,000,000	1,050,517
Buffalo Sewer Authority Series 2025A, Rev., 5.00%, 6/15/2050	1,080,000	1,140,878
Build NYC Resource Corp., ERE425 LLC ZETA Charter Schools, Inc. Project Series 2025A, Rev., 5.00%, 10/15/2040 (b)	1,000,000	1,017,989
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 3.40%, 7/1/2027	125,000	124,480
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project, Rev., 5.00%, 7/1/2029	460,000	484,584
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project Series 2024, Rev., 5.00%, 12/1/2027	1,000,000	1,042,215
Build NYC Resource Corp., Urban Resource Institute Project Series 2025A, Rev., 4.13%, 12/1/2035	1,000,000	1,042,860
Long Island Power Authority, Electric System Series 2025B, Rev., 3.00%, 9/1/2028 (c)	1,000,000	990,987
Metropolitan Transportation Authority
Series 2017D, Rev., 5.00%, 11/15/2033	1,935,000	2,027,737
Series 2024B, Rev., 5.00%, 11/15/2041	1,000,000	1,078,509
Metropolitan Transportation Authority, Climate Bond Series 2025A, Rev., 5.25%, 11/15/2043	1,000,000	1,084,600
Monroe County Industrial Development Corp., Academy of Health Sciences Charter School Project Series 2022A, Rev., 5.00%, 7/1/2032 (b)	250,000	257,461
New York City Housing Development Corp. Series 2025A, Rev., FHLMC COLL, 5.20%, 2/1/2055	1,250,000	1,280,640
New York City Municipal Water Finance Authority, Second General Resolution Series 2025CC, Rev., 5.00%, 6/15/2032	1,000,000	1,146,478
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2025 Series 2025DD, Rev., 5.50%, 6/15/2039	1,000,000	1,189,026
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-2, Rev., VRDO, LIQ : UBS AG, 2.85%, 12/1/2025 (c)	250,000	250,000

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.85%, 12/1/2025 (c)	6,500,000	6,500,000
New York State Dormitory Authority, Brooklyn Law School Series 2019A, Rev., 5.00%, 7/1/2033	1,000,000	1,045,286
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center Series 2025 2-B, Rev., 5.00%, 7/1/2032 (c)	1,000,000	1,119,206
New York State Dormitory Authority, Mount Sinai Obligated Group, Rev., 5.00%, 7/1/2045	1,500,000	1,523,373
New York State Dormitory Authority, Rosewell Park Cancer Institute Obligated Group Series 2025A, Rev., A.G., 5.50%, 7/1/2050	1,000,000	1,089,424
New York State Dormitory Authority, School Districts Financing Program Series 2025A, Rev., A.G., 5.00%, 10/1/2033	1,000,000	1,163,637
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2024A, Rev., 5.25%, 6/15/2053	1,000,000	1,083,113
New York Transportation Development Corp., JFK International Airport New Terminal One Project Series 2023, Rev., AMT, A.G., 5.00%, 6/30/2049	2,000,000	2,014,720
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project, Rev., AMT, A.G., 6.00%, 6/30/2045	1,000,000	1,100,138
Onondaga Civic Development Corp., Syracuse University Project, Rev., 4.50%, 12/1/2050	1,000,000	992,340
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2024C, Rev., 5.00%, 11/15/2038	2,625,000	2,984,761
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2025B-2, Rev., BAN, 5.00%, 3/15/2029	2,500,000	2,703,048
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 4.50%, 7/1/2056 (b)	1,160,000	941,070
Total New York		39,469,077
North Carolina — 2.4%
City of Charlotte Water and Sewer System Series 2022A, Rev., 5.00%, 7/1/2030	3,000,000	3,331,393
Cumberland County Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Project Hero, Rev., AMT, 3.13%, 12/1/2026 (c)	1,000,000	999,869
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (c)	2,000,000	1,999,093
Series 55-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 7/1/2055	1,345,000	1,471,594
North Carolina Medical Care Commission, Twin Lakes Community Series 2025A, Rev., 5.25%, 1/1/2055	250,000	250,883
Total North Carolina		8,052,832
Ohio — 4.4%
American Municipal Power, Inc., GreenUp Hydroelectric Project
Series 2025A, Rev., 5.00%, 2/15/2036	1,000,000	1,156,535
Series 2025A, Rev., 5.00%, 2/15/2040	1,000,000	1,113,247
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2016A, Rev., 4.00%, 2/15/2041	1,000,000	996,558
American Municipal Power, Inc., Solar Electricity Prepayment Project Series 2019A, Rev., 5.00%, 2/15/2035	825,000	873,936
City of Toledo Water System, Waterworks, Rev., 5.00%, 11/15/2032	1,300,000	1,429,864
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,000,000	1,024,703
Kings Local School District, Unlimited Tax, GO, BAN, 5.00%, 7/9/2026	2,000,000	2,026,558
Lakota Local School District Series 2005, GO, NATL - RE, 5.25%, 12/1/2025	1,500,000	1,500,000
Northeast Ohio Medical University Series 2022, Rev., 5.00%, 12/1/2037	1,100,000	1,183,480
Ohio Water Development Authority, Drinking Water Assistance Series 2025A, Rev., 5.00%, 12/1/2042	2,000,000	2,216,722
State of Ohio, Children's Hospital Medical Center of Akron Series 2024B, Rev., 5.00%, 8/15/2032 (c)	1,000,000	1,109,923
Total Ohio		14,631,526
Oklahoma — 2.5%
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., 5.50%, 8/15/2057	1,000,000	1,001,894
Oklahoma Housing Finance Agency, Home Ownership Loan Program Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056	1,000,000	1,125,572

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oklahoma — continued
Oklahoma Water Resources Board, Clean Water Program
Rev., 5.00%, 4/1/2038	2,000,000	2,289,286
Series 2025A, Rev., 5.00%, 4/1/2044	1,900,000	2,050,879
Oklahoma Water Resources Board, State Loan Program Series 2021D, Rev., 4.00%, 10/1/2046	2,035,000	1,949,758
Total Oklahoma		8,417,389
Oregon — 1.4%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	1,000,000	666,007
Oregon Health and Science University Series 2021A, Rev., 3.00%, 7/1/2051	2,645,000	1,874,722
Oregon State Facilities Authority, Peacehealth Series 2018A, Rev., VRDO, LOC : US Bank NA, 2.80%, 12/1/2025 (c)	2,175,000	2,175,000
Total Oregon		4,715,729
Other — 0.2%
Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments Series 8, Rev., 5.95%, 11/1/2035 (c)	720,000	720,437
Pennsylvania — 2.4%
Bucks County Water and Sewer Authority Series 2022A, Rev., A.G., 5.00%, 12/1/2038	525,000	580,250
Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living Homes Series 2021, Rev., 4.00%, 7/1/2046	750,000	653,174
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2024-145A, Rev., 6.00%, 10/1/2054	965,000	1,044,649
Series 2025-150A, Rev., 6.25%, 10/1/2055	1,000,000	1,132,790
Philadelphia Authority for Industrial Development, City Service Agreement Rebuild Project Series 2025A, Rev., 5.00%, 12/1/2035	3,000,000	3,491,410
Redevelopment Authority of the City of Philadelphia, Service Agreement Series 2024B, Rev., 5.00%, 9/1/2042	850,000	918,312
Total Pennsylvania		7,820,585
Rhode Island — 0.5%
Rhode Island Housing and Mortgage Finance Corp., Homeowenership Series 84-A, Rev., GNMA COLL, 5.00%, 4/1/2044	1,450,000	1,502,373
South Carolina — 1.0%
Medical University Hospital Authority, An Agency of The State of south Carolina FHA Insured Hospital Mortgage, Indian Land Project, Rev., 5.25%, 5/15/2044 (d)	1,000,000	1,049,535
South Carolina Jobs-Economic Development Authority, Foothill Affordable Housing Series 2025, Rev., 4.00%, 3/1/2035 (c)	2,355,000	2,401,556
Total South Carolina		3,451,091
South Dakota — 1.0%
South Dakota Health and Educational Facilities Authority, Sanford Series 2025B, Rev., 5.00%, 11/1/2036	1,000,000	1,137,818
South Dakota Housing Development Authority
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	980,000	1,097,110
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	1,000,000	1,137,542
Total South Dakota		3,372,470
Tennessee — 3.9%
City of Gallatin Water and Sewer, Rev., 5.00%, 1/1/2038	1,110,000	1,267,469
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,265,000	1,208,458
Metropolitan Government of Nashville and Davidson County Water and Sewer
Rev., 5.00%, 7/1/2036	2,500,000	2,890,486
Rev., 5.00%, 7/1/2038	2,000,000	2,276,423
Rutherford County Health and Educational Facilities Board, Ascension Senior Credit Group Series 2025B1, Rev., 5.00%, 11/15/2030 (c) (d)	1,000,000	1,093,088

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Tennessee — continued
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group
Series 2024B, Rev., 5.00%, 9/1/2029 (c)	1,000,000	1,056,614
Series 2025B, Rev., 5.00%, 9/1/2030 (c)	1,000,000	1,075,899
Shelby County Health Educational and Housing Facilities Board, Madrone Memphis Student Housing I, LLC- University of Memphis Project Series 2024A-1, Rev., 5.00%, 6/1/2044 (b)	1,250,000	1,224,665
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2059	1,000,000	638,784
Total Tennessee		12,731,886
Texas — 9.5%
Arlington Higher Education Finance Corp., Basis Texas Charter Schools, Inc., Rev., 5.63%, 6/15/2045 (b)	1,000,000	1,016,884
Austin Community College District, Unlimited Tax, GO, 5.00%, 8/1/2037	1,000,000	1,130,970
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects
Series 2025B, Rev., AMT, 5.25%, 7/15/2029 (d)	1,500,000	1,568,739
Series 2024B, Rev., AMT, 5.25%, 7/15/2034	650,000	703,801
Collin County Community College District, Rev., 4.00%, 8/15/2042	1,500,000	1,501,510
Comal Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/1/2038	1,000,000	1,141,306
Housing Options, Inc., The Culbreath, Rev., 3.75%, 11/1/2028 (c)	1,000,000	1,013,185
Legacy Denton Public Facility Corp., Multifamily Housing Roselawn Village, Rev., 3.15%, 5/1/2029 (c)	1,000,000	997,460
Mansfield Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	1,000,000	924,398
New Hope Cultural Education Facilities Finance Corp., Longhorn Village Project, Rev., 5.00%, 1/1/2026	1,145,000	1,158,525
North Texas Municipal Water District Water System, Rev., 5.00%, 9/1/2036	2,000,000	2,305,309
North Texas Municipal Water District, Panther Creek Regional Wastewater System, Rev., 5.25%, 6/1/2043	1,855,000	2,003,841
Plano Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2029	1,000,000	1,071,134
San Antonio Water System, Junior Lien Series 2024B, Rev., 5.00%, 5/15/2030	1,000,000	1,102,025
State of Texas Series 2025B, GO, 5.00%, 8/1/2036	1,000,000	1,154,326
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025C, Rev., 5.00%, 11/15/2032 (c)	2,000,000	2,221,808
Terrell Independent School District, Kaufman and Hunt Counties, Unlimited Tax, GO, PSF-GTD, 5.00%, 8/1/2036	1,500,000	1,742,007
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Series 2024, Rev., 5.00%, 1/1/2034 (c)	1,000,000	1,102,579
Texas Water Development Board, Rev., 5.00%, 10/15/2036	2,000,000	2,337,008
Texas Water Development Board, State Water Implementation Fund Series 2019A, Rev., 4.00%, 10/15/2044	4,365,000	4,249,786
Via Metropolitan Transit Advanced Transportation District Sales Tax Series 2024, Rev., 5.00%, 8/1/2029	1,000,000	1,079,862
Total Texas		31,526,463
Utah — 0.5%
Utah Associated Municipal Power Systems, Horse Butte Wind Project Series 2017B, Rev., 5.00%, 9/1/2033	1,700,000	1,763,708
Washington — 3.7%
City of Seattle Water System
Rev., 5.00%, 5/1/2035	1,000,000	1,179,440
Rev., 5.00%, 5/1/2050	1,000,000	1,062,363
City of Seattle, Municipal Light and Power, Rev., 5.00%, 2/1/2036	1,570,000	1,833,463
City of Tacoma Electric System Series 2025B, Rev., 5.00%, 1/1/2034	1,655,000	1,915,731
County of King Sewer Series 2016A, Rev., 4.00%, 7/1/2039	1,000,000	1,000,123
Vancouver Housing Authority Series 2025, Rev., 4.25%, 2/1/2038	2,000,000	2,052,024
Washington State Housing Finance Commission, Blakeley and Laurel Villages Portfolio Series 2025A, Rev., 5.50%, 7/1/2050 (b)	1,000,000	1,009,475
Washington State Housing Finance Commission, Radford Court and Nordheim Court Series 2024, Rev., 5.50%, 7/1/2049	1,000,000	1,030,421

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Washington State Housing Finance Commission, Seattle Academy of Arts and Science Project
Series 2023, Rev., 5.00%, 7/1/2028 (b)	250,000	258,404
Series 2023, Rev., 5.13%, 7/1/2033 (b)	740,000	803,335
Total Washington		12,144,779
West Virginia — 0.2%
West Virginia Hospital Finance Authority, University Health System Series 2023A, Rev., 5.00%, 6/1/2040	505,000	545,994
Wisconsin — 2.5%
Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051 (b)	200,000	130,972
Public Finance Authority, Senior Lien, Rev., AMT, 5.75%, 7/1/2049	1,000,000	1,046,303
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center Series 2024A, Rev., 5.00%, 4/1/2035	1,000,000	1,162,685
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group, Rev., 5.25%, 8/15/2050	1,000,000	1,045,397
Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc. Series 2017A, Rev., 5.00%, 9/1/2027 (e)	785,000	818,625
Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Service, Rev., 5.00%, 4/1/2035	1,165,000	1,221,782
Wisconsin Housing and Economic Development Authority, Home Ownership
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	980,000	1,057,534
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.00%, 3/1/2055	1,480,000	1,614,308
Total Wisconsin		8,097,606
Total Municipal Bonds (Cost $300,220,527)		306,185,188
	NO. OF CONTRACTS
Options Purchased — 0.0% ^
Call Options Purchased — 0.0% ^
U.S. Treasury 30 Year Bond
1/23/2026 at USD 130.00, American Style
Notional Amount: USD 80,000,000
Counterparty: Exchange-Traded *	800	37,500
U.S. Treasury 30 Year Bond
1/23/2026 at USD 140.00, American Style
Notional Amount: USD 80,000,000
Counterparty: Exchange-Traded *	800	9,050
Total Call Options Purchased (Cost $175,000)		46,550
	SHARES
Short-Term Investments — 7.9%
Investment Companies — 7.9%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.71% (f) (g) (Cost $26,096,208)	26,095,087	26,097,697
Total Investments — 100.4% (Cost $326,491,735)		332,329,435
Liabilities in Excess of Other Assets — (0.4)%		(1,230,146)
NET ASSETS — 100.0%		331,099,289

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2025.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2025.
Futures contracts outstanding as of November 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	59	03/20/2026	USD	6,687,281	14,655
U.S. Treasury Long Bond	23	03/20/2026	USD	2,701,063	16,492
					31,147
Short Contracts
U.S. Treasury 10 Year Ultra Note	(17)	03/20/2026	USD	(1,975,188)	(7,887)
U.S. Treasury Ultra Bond	(9)	03/20/2026	USD	(1,088,438)	(8,110)
					(15,997)
					15,150

Abbreviations
USD	United States Dollar

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Written Call Options Contracts as of November 30, 2025:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
U.S. Treasury 30 Year Bond	Exchange-Traded	1,600	USD 160,000,000	USD 135.00	1/23/2026	(37,501)
Total Written Options Contracts (Premiums Received $ (125,000))						(37,501)

Abbreviations
USD	United States Dollar

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant observable inputs	Total
Investments in Securities
Municipal Bonds
Alabama	$—	$1,022,190	$—	$1,022,190
Arizona	—	3,998,555	—	3,998,555
California	—	27,079,442	1,156,000	28,235,442
Colorado	—	12,359,720	—	12,359,720

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant observable inputs	Total
District of Columbia	$—	$10,588,885	$—	$10,588,885
Florida	—	25,389,197	—	25,389,197
Georgia	—	8,466,917	—	8,466,917
Hawaii	—	1,864,747	—	1,864,747
Idaho	—	1,091,095	—	1,091,095
Illinois	—	10,070,715	—	10,070,715
Indiana	—	3,300,839	—	3,300,839
Iowa	—	1,814,865	—	1,814,865
Kentucky	—	2,107,640	—	2,107,640
Louisiana	—	3,968,132	—	3,968,132
Maryland	—	1,224,732	—	1,224,732
Massachusetts	—	4,325,608	—	4,325,608
Michigan	—	11,620,636	—	11,620,636
Minnesota	—	3,021,994	—	3,021,994
Mississippi	—	863,200	—	863,200
Missouri	—	4,131,796	—	4,131,796
Nebraska	—	1,098,706	—	1,098,706
New Hampshire	—	2,980,089	—	2,980,089
New Jersey	—	596,378	—	596,378
New Mexico	—	3,079,165	—	3,079,165
New York	—	39,469,077	—	39,469,077
North Carolina	—	8,052,832	—	8,052,832
Ohio	—	14,631,526	—	14,631,526
Oklahoma	—	8,417,389	—	8,417,389
Oregon	—	4,715,729	—	4,715,729
Other	—	720,437	—	720,437
Pennsylvania	—	7,820,585	—	7,820,585
Rhode Island	—	1,502,373	—	1,502,373
South Carolina	—	3,451,091	—	3,451,091
South Dakota	—	3,372,470	—	3,372,470
Tennessee	—	12,731,886	—	12,731,886
Texas	—	31,526,463	—	31,526,463
Utah	—	1,763,708	—	1,763,708
Washington	—	12,144,779	—	12,144,779
West Virginia	—	545,994	—	545,994
Wisconsin	—	8,097,606	—	8,097,606
Total Municipal Bonds	—	305,029,188	1,156,000	306,185,188
Options Purchased	46,550	—	—	46,550
Short-Term Investments
Investment Companies	26,097,697	—	—	26,097,697
Total Investments in Securities	$26,144,247	$305,029,188	$1,156,000	$332,329,435
Appreciation in Other Financial Instruments
Futures Contracts	$31,147	$—	$—	$31,147
Depreciation in Other Financial Instruments
Futures Contracts	$(15,997)	$—	$—	$(15,997)

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant observable inputs	Total
Options Written
Call Options Written	$(37,501)	$—	$—	$(37,501)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(22,351)	$—	$—	$(22,351)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.71% (a) (b)	$38,541,004	$155,632,220	$168,075,527	$—	$—	$26,097,697	26,095,087	$620,615	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.